Consolidated statements of profit or loss - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Sales of goods	S/ 1,262,251	S/ 1,219,560	S/ 1,236,664
Cost of sales	(796,206)	(732,956)	(736,530)
Gross profit	466,045	486,604	500,134
Operating income (expenses)
Administrative expenses	(172,141)	(195,617)	(193,376)
Selling and distribution expenses	(43,434)	(40,488)	(36,394)
Impairment on brine project		(47,582)
Other operating income (expense), net	(8,697)	(4,357)	2,444
Total operating expenses, net	(224,272)	(288,044)	(227,326)
Operating profit	241,773	198,560	272,808
Other income (expenses)
Finance income	4,970	5,842	3,240
Finance costs	(87,338)	(73,759)	(75,397)
Cumulative net loss on settlement of derivative financial instruments	(34,887)
Loss from exchange difference, net	(8,377)	(2,226)	(2,541)
Total other expenses, net	(125,632)	(70,143)	(74,698)
Profit before income tax	116,141	128,417	198,110
Income tax expense	(40,995)	(47,032)	(78,627)
Profit for the year from continuing operations	75,146	81,385	119,483
Loss for the year from discontinued operations		(754)	(6,589)
Profit for the year	75,146	80,631	112,894
Attributable to:
Equity holders of the parent	76,699	93,782	116,174
Non-controlling interests	(1,553)	(13,151)	(3,280)
Profit for the year	S/ 75,146	S/ 80,631	S/ 112,894
Earnings per share
Basic and diluted profit from continuing and discontinued operations attributable to equity holders of common shares and investment shares of Cementos Pacasmayo S.A.A. (S/ per share)	S/ 0.18	S/ 0.21	S/ 0.21